Commitments, Contingencies (10Q) (Details Narrative) (USD $)	0 Months Ended			1 Months Ended	3 Months Ended		12 Months Ended		0 Months Ended
	Feb. 23, 2015	Jan. 24, 2015	Dec. 23, 2014	Apr. 30, 2015	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Jun. 23, 2014	Feb. 14, 2015
Percentage of returned funds					90.00%		90.00%
Percentage of funds proceed					10.00%		10.00%
Percentage of required funds					90.00%		90.00%
Escrowed funds					$ 100,000		$ 100,000
Proceeds from escrowed funds					10,000		10,000
Return of escrowed funds					90,000		90,000
Contingent liability					90,000		90,000
License fee					10,000		10,000
Due date			Dec. 31, 2015
Rent expense					500		500
Prepaid expense					17,874
Negotiated a settlement for cancellation agreement				5,500
Gain on extinguishment of debt					11,323		1,200
Received promissory notes		20,000
Interest rate		12.00%	150.00%
Accured interest			6,969		447
Restricted common stock shares	60,000
Consulting fee					20,000
Shares issued for services	6,000	40,000			(9,389)		(122,100)
Shares have not issued	60,000
Common Shares [Member]
Shares issued for services							1,221
Warrant [Member]
Prepaid expense					25,034
Interest rate							12.00%
Warrant price per share			$ 0.35
Consulting Services Agreement [Member]
Prepaid expense	5,500
Consulting fee	500
Shares issued for services	6,000
Consulting Services Agreement [Member] | Common Shares [Member]
Prepaid expense		31,111
Consulting fee		8,889
Shares issued for services		40,000
Consulting Services Agreement [Member] | Warrant [Member]
Prepaid expense		25,034
Consulting fee		7,153
Shares issued for services		32,187
Consulting Services Agreement [Member] | April 20, 2015 To October 20, 2015 [Member]
Restricted common stock shares		400,000
Common stock purchase of warrants		400,000
Warrant price per share		$ 0.35
Consulting fee		10,000
Shares have not issued		400,000
Escrow Trust [Member]
Percentage of subscription proceeds					10.00%		10.00%
Trust account balance					90,000		90,000
MHI Patients [Member]
Percentage of billing fee					20.00%		20.00%
Reimbursement revenue							100,000
Issues of shares							110,000
Bistromatics Corp., [Member]
License fee					20,000		20,000
Extended license fee					10,000
Balance due							13,000		5,000
Due date					Sep. 15, 2014		Sep. 15, 2014		Aug. 01, 2014
BMT Inc., [Member]
Compensation paid										$ 11,950